Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2023
NONCONTROLLING INTEREST [Abstract]
Noncontrolling interest in the consolidated statements of comprehensive income /(loss)
For the years ended December 31, 2023, 2022 and 2021, the Sohu Group had net loss of $0.3 million, net income of $2,000 and net income of $6.4 million, respectively, attributable to the noncontrolling interest in the consolidated statements of comprehensive income/(loss).

	Year Ended December 31,
	2021	2022	2023

Changyou	$(3)	$2	$(265)
Sogou	6,451	0	0

Total	$6,448	$2	$(265)